Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Future Estimated Amortization Expense [Abstract]
Remainder of 2025	$ 187,619
2026	742,124	$ 55,444
2027	742,124	55,444
2028	743,941	55,444
2029	742,124	55,444
Thereafter	4,436,483	55,444
Total	$ 7,594,415	$ 786,061